Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (8,171,232)	$ (9,943,702)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	44,805	88,562
Loss on disposition of assets	189,867	113,138
Accretion of debt modification		12,259
Amortization of debt discount	1,429,386	1,493,975
Amortization of warrants issued for debt discount		193,231
Amortization of deferred financing costs	76,927
Amortization of debt discount		70,096
Share-based compensation		4,188
Preferred dividends - accrued	90,732	53,911
Provision for bad debts	41,513	133,130
Changes in operating assets and liabilities:
Accounts receivable	1,182,044	(1,003,577)
Other current assets	(77,926)	253,458
(Increase) decrease in leased assets	2,044,087	508,393
Accounts payable and accrued liabilities	(1,842,150)	5,102,147
(Increase) decrease in lease liabilities	(1,803,498)	(458,528)
Net cash provided by (used in) operating activities	(6,795,445)	(3,379,319)
Cash flows from investing activities:
Proceeds from sale of fixed assets	146,697
Purchase of property and equipment	(82,918)	(80,680)
Net cash (used in) provided by investing activities	63,779	(80,680)
Cash flows from financing activities :
Payments on notes payable	(173,764)	(860,457)
Proceeds from issuance of convertible notes	6,865,817	3,368,782
Proceeds from sale of preferred stock	45,000	951,750
Net cash provided by (used in) financing activities	6,737,053	3,460,075
Net change in cash	5,387	74
Cash, beginning of period	7,219	7,145
Cash, end of period	12,606	7,219
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes
Supplemental disclosure of cash flow information:
Reverse temporary equity for bankruptcy		7,500,000
Convertible notes exchanged		375,000
Fixed asset purchased under capital lease		3,358,002
Note Payable addition from DFC		244,954
Note Payable addition from OID	351,712	1,428,154
Warrants issued for debt discount	1,672	164,196
Common shares issued for convertible notes - inducement	$ 2,703	$ 47,904